Investment Objectives and Goals - Wisdom Short Term Government Fund	Dec. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Wisdom Short Term Government Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Wisdom Short Term Government Fund (the "Fund") seeks to provide current income consistent with liquidity and the preservation of capital.